Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments
The plan will be in force for five years and is divided into three cycles of three years each. The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 8,466,996 shares and the outstanding shares at December 31, 2019 7,756,796, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2019	Unit fair value (euros)
TSR Objective	4,233,498	3,878,398	4.52
FCF Objective	4,233,498	3,878,398	6.46

The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 9,471,489 shares and the outstanding shares at December 31, 2019 9,034,668, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2019	Unit fair value (euros)
TSR Objective	4,735,744.5	4,517,334	4.44
FCF Objective	4,735,744.5	4,517,334	6.14
The first cycle commenced in 2018 and will be finalized on December 31, 2020, with delivery of the respective shares in 2021. The maximum number of shares assigned to this cycle of the plan was 787,500 shares and there were 759,500, outstanding shares at December 31, 2019, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2019	Unit fair value (euros)
TSR Objective	393,750	379,750	4.52
FCF Objective	393,750	379,750	6.46

The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 812,000 shares and there were 803,250 outstanding shares at December 31, 2019, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2019	Unit fair value (euros)
TSR Objective	406,000	401,625	4.44
FCF Objective	406,000	401,625	6.14